DISCLOSURE OF OTHER INFORMATION (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	100.00%	100.00%
Number of shares issued and fully paid	131,893,786	125,042,124
Empresas Copec S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	9999.99158%	9999.9916%
Number of shares issued and fully paid	131,893,675	125,042,019
AntarChile S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.00842%	0.0084%
Number of shares issued and fully paid	111	105